Summary of Significant Accounting Policies - Costs to Obtain a Contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Sales commission expense	$ 12,824	$ 9,725	$ 9,596
Capitalized contract cost, gross	$ 7,491	$ 6,495